DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gain (Loss) from discontinued operations
Revenue	$ 11,853,266	$ 10,693,196
Cost of sales	(3,560,624)	(4,060,034)
Selling, general and administrative expenses	(3,076,820)	(2,703,141)
Impairment of Goodwill	0	(2,092,048)
Loss from discontinued operations	(86,520)	(2,178,883)
Discontinued Operations [Member] | Red Rock [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	342	7,717
Accounts receivable	300	860
Accounts payable and accrued expenses	238,285	159,700
Net liabilities of discontinued operations	(237,643)	(151,123)
Gain (Loss) from discontinued operations
Revenue	307,366	1,438,294
Cost of sales	(59,453)	(462,556)
Selling, general and administrative expenses	(332,005)	(1,094,121)
Interest expense	(2,428)	(44,027)
Impairment of Goodwill	0	(2,092,048)
Loss on divestiture of subsidiary	0	(217,769)
Gain no change in estimate	0	(4,474)
Gain on reversal of Red Rock liability	0	510,418
Loss on settlement	0	(212,600)
Loss from discontinued operations	$ (86,520)	$ (2,178,883)